Submission	Mar. 13, 2025
Submission [Line Items]
Central Index Key	0000036377
Registrant Name	FIRST HAWAIIAN, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES